Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
(formerly Fidelity® Targeted International Factor ETF)
January 31, 2021
IES-QTLY-0321
1.9892243.101

Schedule of Investments January 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.8%
	Shares	Value
AUSTRALIA – 6.8%
Ampol Ltd.	29	$ 582
ASX Ltd.	468	25,778
BHP Group Ltd.	3,613	120,752
Coca-Cola Amatil Ltd.	11,360	114,005
Coles Group Ltd.	5,730	80,057
Commonwealth Bank of Australia	1,313	84,128
Fortescue Metals Group Ltd.	4,722	78,944
JB Hi-Fi Ltd.	653	25,938
Magellan Financial Group Ltd.	577	21,214
Medibank Pvt Ltd.	12,339	27,644
Rio Tinto Ltd.	879	74,394
Sonic Healthcare Ltd.	1,488	39,239
Wesfarmers Ltd.	1,047	43,869
TOTAL AUSTRALIA		736,544
BELGIUM – 2.1%
Aedifica S.A.	1,143	138,447
Etablissements Franz Colruyt N.V.	680	42,017
Sofina S.A.	104	33,735
UCB S.A.	130	13,507
TOTAL BELGIUM		227,706
BERMUDA – 0.7%
Jardine Matheson Holdings Ltd.	677	39,131
Jardine Strategic Holdings Ltd.	1,210	31,448
TOTAL BERMUDA		70,579
CANADA – 8.2%
Barrick Gold Corp.	3,201	71,565
BCE, Inc.	2,466	104,705
Canadian Apartment Properties REIT	2,131	85,410
Canadian Pacific Railway Ltd.	186	62,557
CI Financial Corp.	2,460	30,580
Constellation Software, Inc.	28	34,144
Enbridge, Inc.	32	1,076
Great-West Lifeco, Inc.	1,883	43,042
Imperial Oil Ltd.	28	533
Intact Financial Corp.	378	41,722
Kirkland Lake Gold Ltd.	1,280	49,238
Manulife Financial Corp.	3,280	59,338
Northland Power, Inc.	3,528	129,388
Parkland Corp.	16	481
Power Corp. of Canada	2,069	48,217
Stantec, Inc.	1,070	38,027
TMX Group Ltd.	354	34,179
Topicus.com, Inc. (a)	52	196
Wheaton Precious Metals Corp.	1,379	56,695
TOTAL CANADA		891,093
DENMARK – 2.3%
Coloplast A/S Class B	106	15,884

	Shares	Value

Novo Nordisk A/S Class B	858	$ 59,620
Novozymes A/S Class B	1,179	71,102
Pandora A/S	425	41,181
SimCorp A/S	197	25,647
Tryg A/S	983	30,733
TOTAL DENMARK		244,167
FINLAND – 1.4%
Elisa Oyj	1,593	94,986
Kone Oyj Class B	561	44,247
Orion Oyj Class B	248	11,401
TOTAL FINLAND		150,634
FRANCE – 6.7%
Air Liquide S.A.	684	112,184
BioMerieux	74	11,463
BNP Paribas S.A. (a)	1,218	58,864
Bureau Veritas S.A. (a)	1,064	28,038
Dassault Systemes SE	165	33,026
Edenred	498	27,087
Eiffage S.A. (a)	264	24,036
Hermes International	30	30,710
La Francaise des Jeux SAEM (b)	399	17,184
Legrand S.A.	380	35,040
L'Oreal S.A.	277	97,627
LVMH Moet Hennessy Louis Vuitton SE	136	82,332
Sanofi	597	55,956
Sartorius Stedim Biotech	39	16,346
Sodexo S.A. (a)	216	19,277
Teleperformance	96	31,514
TOTAL S.A.	30	1,272
Vinci S.A.	465	43,262
TOTAL FRANCE		725,218
GERMANY – 3.3%
Allianz SE	338	76,592
Beiersdorf AG	396	43,463
Deutsche Boerse AG	245	39,468
Fresenius Medical Care AG & Co. KGaA	199	16,150
Knorr-Bremse AG	281	37,273
Merck KGaA	126	21,079
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	171	45,455
Scout24 AG (b)	1,072	83,091
TOTAL GERMANY		362,571
HONG KONG – 3.3%
BOC Hong Kong Holdings Ltd.	9,500	28,424
CLP Holdings Ltd.	14,500	135,952
Hong Kong Exchanges & Clearing Ltd.	1,000	64,149

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HONG KONG – continued
Sino Land Co. Ltd.	94,993	$ 132,312
TOTAL HONG KONG		360,837
ISRAEL – 0.6%
Bank Leumi Le-Israel BM	6,375	39,901
Nice Ltd. (a)	116	30,104
TOTAL ISRAEL		70,005
ITALY – 4.8%
Enel SpA	16,136	160,573
Eni SpA	52	528
Hera SpA	27,604	96,718
Italgas SpA	16,181	97,348
Moncler SpA (a)	737	41,734
Recordati Industria Chimica e Farmaceutica SpA	217	11,262
Snam SpA	21,098	110,935
TOTAL ITALY		519,098
JAPAN – 22.3%
Astellas Pharma, Inc.	2,600	42,032
Central Japan Railway Co.	300	42,409
Dai Nippon Printing Co. Ltd.	1,500	25,789
Daito Trust Construction Co. Ltd.	1,500	156,025
Daiwa Securities Group, Inc.	8,100	38,467
FUJIFILM Holdings Corp.	600	34,311
Haseko Corp.	2,000	23,554
Hikari Tsushin, Inc.	100	20,985
Hisamitsu Pharmaceutical Co., Inc.	700	41,855
Hoya Corp.	400	51,177
ITOCHU Corp.	2,000	57,262
Japan Exchange Group, Inc.	1,600	37,366
Kajima Corp.	2,700	36,131
Kakaku.com, Inc.	3,600	104,188
Kao Corp.	1,200	87,076
KDDI Corp.	3,500	102,932
Kobayashi Pharmaceutical Co. Ltd.	800	90,014
K's Holdings Corp.	1,800	24,397
M3, Inc.	700	58,911
Mitsui & Co. Ltd.	2,600	48,091
Nexon Co. Ltd.	3,100	94,307
Nippon Building Fund, Inc.	21	126,768
Nippon Telegraph & Telephone Corp.	4,100	102,524
Nissan Chemical Corp.	1,600	91,084
Nomura Research Institute Ltd.	1,000	33,765
Obayashi Corp.	3,400	28,448
Obic Co. Ltd.	100	18,778
Oji Holdings Corp.	20,600	124,354
Oracle Corp. Japan	200	23,592
ORIX Corp.	3,300	52,796
Otsuka Corp.	500	25,168

	Shares	Value

Pan Pacific International Holdings Corp.	1,300	$ 29,180
Rinnai Corp.	300	31,348
Secom Co. Ltd.	400	36,208
Sekisui House Ltd.	1,500	28,927
Shionogi & Co. Ltd.	600	32,552
Skylark Holdings Co. Ltd. (a)	1,700	27,848
Sohgo Security Services Co. Ltd.	700	34,433
Sony Corp.	800	76,794
Sumitomo Mitsui Trust Holdings, Inc.	1,400	41,882
Suntory Beverage & Food Ltd.	1,900	66,331
Taisei Corp.	1,000	32,332
Toppan Printing Co. Ltd.	2,100	29,847
Toyo Suisan Kaisha Ltd.	1,200	59,143
Trend Micro, Inc. (a)	400	21,930
USS Co. Ltd.	1,600	31,482
TOTAL JAPAN		2,424,793
JERSEY – 0.6%
Centamin PLC	18,161	28,605
Experian PLC	1,167	40,960
TOTAL JERSEY		69,565
NETHERLANDS – 2.0%
ASM International N.V.	157	40,284
Euronext N.V. (b)	277	29,900
Heineken Holding N.V.	527	46,482
Koninklijke Ahold Delhaize N.V.	1,951	55,915
Wolters Kluwer N.V.	504	41,907
TOTAL NETHERLANDS		214,488
NEW ZEALAND – 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	1,518	37,897
TOTAL NEW ZEALAND		37,897
NORWAY – 0.4%
Equinor ASA	26	471
Orkla ASA	4,391	42,827
TOTAL NORWAY		43,298
PORTUGAL – 0.0%
Galp Energia SGPS S.A.	28	282
TOTAL PORTUGAL		282
SINGAPORE – 1.6%
Mapletree Industrial Trust	47,500	102,724
Oversea-Chinese Banking Corp. Ltd.	5,295	41,176
Singapore Exchange Ltd.	3,700	27,601
TOTAL SINGAPORE		171,501
SPAIN – 3.2%
Aena SME S.A. (a)(b)	253	39,128

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SPAIN – continued
Amadeus IT Group S.A.	547	$ 34,915
Enagas S.A.	4,198	92,695
Industria de Diseno Textil S.A.	1,369	40,732
Red Electrica Corp. S.A.	5,522	105,058
Viscofan S.A.	541	38,253
TOTAL SPAIN		350,781
SWEDEN – 5.0%
Atlas Copco AB Class A	1,144	62,538
Epiroc AB Class A	2,576	49,646
Essity AB Class B	1,547	49,638
Evolution Gaming Group AB (b)	393	38,477
Hennes & Mauritz AB Class B (a)	1,884	40,482
Holmen AB Class B	1,852	85,147
Industrivarden AB Class A (a)	1,226	41,472
L E Lundbergforetagen AB Class B (a)	592	31,282
Svenska Cellulosa AB SCA Class B (a)	5,445	96,376
Swedish Match AB	594	46,062
TOTAL SWEDEN		541,120
SWITZERLAND – 10.5%
Banque Cantonale Vaudoise	301	31,974
Belimo Holding AG	4	30,890
Cembra Money Bank AG	293	31,981
EMS-Chemie Holding AG	75	70,903
Galenica AG (b)	156	10,329
Geberit AG	72	44,158
Givaudan S.A.	20	80,845
Kuehne + Nagel International AG	196	44,748
Nestle S.A.	2,273	255,610
Novartis AG	1,203	108,900
Partners Group Holding AG	41	48,600
PSP Swiss Property AG	1,151	147,627
Roche Holding AG	350	120,844
Swisscom AG	184	100,398
Tecan Group AG	26	12,626
TOTAL SWITZERLAND		1,140,433
UNITED KINGDOM – 12.6%
Admiral Group PLC	992	39,259
AstraZeneca PLC	664	68,303
Auto Trader Group PLC (b)	12,865	99,638
Avast PLC (b)	2,931	19,005
BHP Group PLC	3,585	99,025
British American Tobacco PLC	2,750	100,355
Diageo PLC	2,755	111,566
Direct Line Insurance Group PLC	7,219	29,729

	Shares	Value

GlaxoSmithKline PLC	2,660	$ 49,567
Halma PLC	857	29,056
Hikma Pharmaceuticals PLC	393	12,947
Howden Joinery Group PLC (a)	4,207	38,822
IG Group Holdings PLC	3,115	32,081
Legal & General Group PLC	12,521	41,953
London Stock Exchange Group PLC	408	48,665
Next PLC (a)	364	38,638
Persimmon PLC	866	30,336
RELX PLC	2,133	53,089
Rightmove PLC (a)	12,225	100,590
Rio Tinto PLC	1,471	112,897
Royal Dutch Shell PLC Class B	94	1,642
Smith & Nephew PLC	842	17,823
Tate & Lyle PLC	5,056	47,823
The Sage Group PLC	2,515	20,369
Unilever PLC	1,452	84,541
Wm Morrison Supermarkets PLC	18,021	44,407
TOTAL UNITED KINGDOM		1,372,126
TOTAL COMMON STOCKS (Cost $9,878,579)		10,724,736
Money Market Fund – 0.5%

Fidelity Cash Central Fund, 0.09% (c) (Cost $53,024)	53,014	53,024
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $9,931,603)		10,777,760
NET OTHER ASSETS (LIABILITIES) (d) – 0.7%		73,198
NET ASSETS – 100.0%		$ 10,850,958

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $336,752 or 1.1% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $7,128 of cash collateral to cover margin requirements for futures contracts.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	March 2021	$105,775	$339	$339
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$12
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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6	Quarterly Report